BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS - Estimates and assumptions (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Recognition and estimated useful lives of website development costs
Provisions	₺ 395,025	₺ 217,529	₺ 8,346
Provision for Competition Authority penalty
Recognition and estimated useful lives of website development costs
Provisions	₺ 95,643	₺ 209,484
Percentage of standalone annual net revenue for 2021 used to calculate provision for competition authority investigation	1.50%	2.00%
Early payment discount	25.00%	25.00%
Possible difference in penalty ratio from management estimate	1.00%
Change in provision for competition authority investigation resulting from possible change in penalty ratio	₺ 63,762
Provision for Competition Authority penalty | Minimum
Recognition and estimated useful lives of website development costs
Percentage of standalone annual net revenue for 2021 used to calculate provision for competition authority investigation		2.00%
Provision for Competition Authority penalty | Maximum
Recognition and estimated useful lives of website development costs
Percentage of standalone annual net revenue for 2021 used to calculate provision for competition authority investigation		4.00%
Website development costs
Recognition and estimated useful lives of website development costs
Increase in useful life	1 year
Decrease in useful life	1 year
Increase or decrease in amount if possible increase in useful life	₺ 39,908	₺ 32,785
Increase or decrease in amount if possible decrease in useful life	₺ (62,153)	₺ (38,920)
Website development costs | Minimum
Recognition and estimated useful lives of website development costs
Useful life (in years)	2 years
Website development costs | Maximum
Recognition and estimated useful lives of website development costs
Useful life (in years)	4 years